Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

YS Group’s intangible assets are presented below:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Cost
Patents	79,608,000	79,608,000	$11,087,774
Licenses, software and laboratory information system	10,435,478	10,435,478	1,453,450
Land use rights	67,181,860	67,181,860	9,357,066
Total Cost	157,225,338	157,225,338	21,898,290
Less: Accumulated Amortization	(79,168,546)	(82,586,982)	(11,502,686)
Intangible Assets, net	78,056,792	74,638,356	$10,395,604
YS Group’s intangible assets are presented below:
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Cost
Patents	79,608,000	79,608,000	$11,584,906
Licenses, software and laboratory information system	6,143,880	10,435,478	1,518,617
Land use rights	67,181,860	67,181,860	9,776,600
Total Cost	152,933,740	157,225,338	22,880,123
Less: Accumulated Amortization	(72,215,762)	(79,168,546)	(11,520,955)
Intangible Assets, net	80,717,978	78,056,792	$11,359,168